SCHEDULE OF ACTIVITY RELATED TO THE DERIVATIVE LIABILITIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Beginning balance	$ 10,483,371
Issuances of Series C Preferred Stock and warrants derivative liabilities	2,427,596
Change in fair value of derivative liabilities	2,343,320		(2,745,309)	$ (2,954,109)
Ending balance	$ 15,254,287		10,483,371
Issuances of Series C Preferred Stock and warrants derivative liabilities			12,304,724
Bifurcation of conversion option on convertible note payable			$ 923,956